Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 258,473	$ 252,138
Restricted cash (note 12)	51,431	4,704
Accounts receivable, including non-trade of $4,140 (December 31, 2014 - $6,825)	153,662	103,665
Vessels held for sale (notes 4a and 19)	55,450
Net investments in direct financing lease - current (notes 4b and 9)	5,936	4,987
Prepaid expenses	34,027	30,211
Due from affiliates (note 11k)	81,271	44,225
Advances to joint venture (note 20)		5,225
Other current assets (note 12)	20,490	4,626
Total current assets	660,740	449,781
Restricted cash - long-term (note 12)	9,089	42,056
Vessels and equipment
At cost, less accumulated depreciation of $1,230,868 (December 31, 2014 - $1,202,663)	4,348,535	3,010,689
Advances on newbuilding contracts and conversion costs (notes 14b, 14c, 14d, 14f, 14g, 18a and 18b)	395,084	172,776
Net investments in direct financing lease (notes 4b and 9)	11,535	17,471
Investment in equity accounted joint ventures (notes 14e and 20)	77,647	54,955
Deferred tax asset (note 13)	30,050	5,959
Other assets (note 12)	82,341	35,005
Goodwill (note 6a)	129,145	129,145
Total assets	5,744,166	3,917,837
Current
Accounts payable	15,899	15,064
Accrued liabilities (notes 7, 12 and 17)	91,065	68,013
Deferred revenues	54,378	25,669
Due to affiliates (note 11k)	304,583	108,941
Current portion of derivative instruments (note 12)	201,456	85,318
Current portion of long-term debt (note 8)	485,069	257,501
Current portion of in-process revenue contracts (note 6b)	12,779	12,744
Total current liabilities	1,165,229	573,250
Long-term debt (note 8)	2,878,805	2,151,095
Derivative instruments (note 12)	221,329	257,754
In-process revenue contracts (note 6b)	63,026	75,805
Other long-term liabilities	192,258	44,238
Total liabilities	$ 4,520,647	$ 3,102,142
Commitments and contingencies (notes 8, 9, 12 and 14)
Redeemable non-controlling interest (note 14a)	$ 3,173	$ 12,842
Equity
Limited partners - preferred units (11.0 million and 6.0 million units issued and outstanding at December 31, 2015 and December 31, 2014, respectively) (note 16)	266,925	144,800
General Partner	17,608	21,038
Accumulated other comprehensive income	696
Non-controlling interests	53,355	47,850
Total equity	967,848	802,853
Total liabilities and equity	5,744,166	3,917,837
Convertible Preferred Stock [Member]
Current
Convertible Preferred Units (10.4 million and nil units issued and outstanding at December 31, 2015 and December 31, 2014, respectively) (note 16)	252,498
Equity
Total equity	252,498
Common Stock Class Undefined [Member]
Equity
Limited partners - common units (107.0 million and 92.4 million units issued and outstanding at December 31, 2015 and December 31, 2014, respectively) (note 16)	$ 629,264	$ 589,165